Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	300,000,000	100,000,000
Ordinary shares, shares issued	21,201,842	17,356,090
Ordinary shares, shares outstanding	21,201,842	17,356,090